UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2001

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Compass Capital Management Inc.
Address: 706 Second Avenue South, Ste 400

         Minneapolis, MN  55402

13F File Number:  28-05098

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David M. Carlson
Title:     Principal/Founder
Phone:     612- 338-4051

Signature, Place, and Date of Signing:

     /s/  David M. Carlson     Minneapolis, MN     February 13, 2002


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     45

Form13F Information Table Value Total:     $142,883 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                              TITLE
                              OF                          VALUE SHARES/ SH/PUT/INVSTMTOTHER             VOTING AUTHORITY
NAME OF ISSUER                CLASS           CUSIP    (x$1000) PRN AMT PRNCALLDSCRETNMANAGERS        SOLE  SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
ADC Telecomm Inc              COM             000886101     159   34500 SH     SOLE                      0       0   34500
American Intl Group           COM             026874107     296    3727 SH     SOLE                      0       0    3727
ATS Medical Inc               COM             002083103      85   16000 SH     SOLE                      0       0   16000
Autozone Inc                  COM             053332102     219    3045 SH     SOLE                      0       0    3045
Bellsouth Corp                COM             079860102     263    6900 SH     SOLE                      0       0    6900
Bemis Co                      COM             081437105    5617  114210 SH     SOLE                      0       0  114210
Biomet Inc                    COM             090613100    5723  185198 SH     SOLE                      0       0  185198
BP PLC                        SPONSORED ADR   055622104     324    6974 SH     SOLE                      0       0    6974
Bristol-Myers Squibb Co       COM             110122108    4663   91427 SH     SOLE                      0       0   91427
Cardinal Health Inc           COM             14149Y108    5214   80632 SH     SOLE                      0       0   80632
ChevronTexaco Corp            COM             166764100     330    3683 SH     SOLE                      0       0    3683
Coca-Cola Co                  COM             191216100     322    6830 SH     SOLE                      0       0    6830
Computer Assoc Intl Inc       COM             204912109    5809  168422 SH     SOLE                      0       0  168422
Computer Sciences Corp        COM             205363104    5350  109235 SH     SOLE                      0       0  109235
Conagra Foods Inc             COM             205887102   10379  436655 SH     SOLE                      0       0  436655
CVS Corp                      COM             126650100    5495  185640 SH     SOLE                      0       0  185640
Electronic Data Systems Corp  COM             285661104    5578   81374 SH     SOLE                      0       0   81374
Exxon Mobil Corp              COM             30231g102    1012   25752 SH     SOLE                      0       0   25752
Fannie Mae                    COM             313586109     207    2600 SH     SOLE                      0       0    2600
Federal Signal Corp           COM             313855108    5411  242975 SH     SOLE                      0       0  242975
Franklin Resources Inc        COM             354613101    4640  131555 SH     SOLE                      0       0  131555
General Electric Corp         COM             369604103     436   10880 SH     SOLE                      0       0   10880
Hewlett-Packard Corp          COM             428236103    3599  175235 SH     SOLE                      0       0  175235
Home Depot Inc                COM             437076102    5787  113448 SH     SOLE                      0       0  113448
Illinois Tool Works           COM             452308109    5633   83188 SH     SOLE                      0       0   83188
Intel Corp                    COM             458140100     337   10706 SH     SOLE                      0       0   10706
International Business Mach   COM             459200101     748    6183 SH     SOLE                      0       0    6183
Johnson & Johnson             COM             478160104     234    3960 SH     SOLE                      0       0    3960
McDonald's Corp               COM             580135101    4912  185570 SH     SOLE                      0       0  185570
Medtronic Inc                 COM             585055106    6876  134280 SH     SOLE                      0       0  134280
Merck & Co   Inc              COM             589331107    5464   92920 SH     SOLE                      0       0   92920
Microsoft Corp                COM             594918104     212    3200 SH     SOLE                      0       0    3200
Minnesota Mining & Mfg Co     COM             604059105     237    2006 SH     SOLE                      0       0    2006
Pall Corp                     COM             696429307    5105  212163 SH     SOLE                      0       0  212163
Pfizer Inc                    COM             717081103     465   11673 SH     SOLE                      0       0   11673
Reuters Holdings PLC          SPONSORED ADR   76132M102    3626   60450 SH     SOLE                      0       0   60450
Sherwin-Williams Co           COM             824348106    5439  197800 SH     SOLE                      0       0  197800
Sigma-Aldrich                 COM             826552101    4708  119460 SH     SOLE                      0       0  119460
State Street Corp             COM             857477103    4979   95296 SH     SOLE                      0       0   95296
Sysco Corp                    COM             871829107    4941  188435 SH     SOLE                      0       0  188435
Target Corp                   COM             87612e106     638   15550 SH     SOLE                      0       0   15550
Tellabs Inc                   COM             879664100    1899  126915 SH     SOLE                      0       0  126915
Valspar Corp                  COM             920355104    3696   93321 SH     SOLE                      0       0   93321
Veritas Software Corp         COM             923436109     530   11820 SH     SOLE                      0       0   11820
Wal-Mart Stores Inc           COM             931142103    5286   91843 SH     SOLE                      0       0   91843